CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018	¥ 232	¥ 1,052,954	¥ (35)	¥ (5,970,145)	¥ 140,106	¥ (4,776,888)
Beginning balance (in shares) at Dec. 31, 2018 | shares	362,197,963
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for vested restricted share units	¥ 5	(5)
Issuance of ordinary shares for vested restricted share units (in shares) | shares	7,092,666
Share-based compensation		51,168				51,168
Net loss				(1,669,781)		(1,669,781)
Accretion of convertible redeemable preferred shares		(795,015)				(795,015)
Foreign currency translation adjustments					(446)	(446)
Ending balance at Dec. 31, 2019	¥ 237	309,102	(35)	(7,639,926)	139,660	(7,190,962)
Ending balance (in shares) at Dec. 31, 2019 | shares	369,290,629
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		360,078				360,078
Net loss				(1,705,176)		(1,705,176)
Accretion of convertible redeemable preferred shares		(375,649)				(375,649)
Foreign currency translation adjustments					(209,963)	(209,963)
Issuance of ordinary shares for public offerings, net of issuance costs of RMB 39,316	¥ 87	5,173,926				5,174,013
Issuance of ordinary shares for public offerings, net of issuance costs of RMB 39,316 (in shares) | shares	125,491,548
Conversion of preferred shares upon completion of initial public offering ("IPO")	¥ 311	10,968,364				10,968,675
Conversion of preferred shares upon completion of initial public offering ("IPO") (in shares) | shares	439,646,388
Share issued for exercise of stock options and vest of restricted share units	¥ 4	6,900				6,904
Share issued for exercise of stock options and vest of restricted share units (in shares) | shares	7,021,620
Collection of subscription receivable			¥ 35			35
Ending balance at Dec. 31, 2020	¥ 639	16,442,721		(9,345,102)	(70,303)	7,027,955
Ending balance (in shares) at Dec. 31, 2020 | shares	941,450,185
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		207,943				207,943
Net loss				(2,471,127)		(2,471,127)	$ (387,774)
Foreign currency translation adjustments					(39,487)	(39,487)	(6,196)
Share issued for exercise of stock options and vest of restricted share units	¥ 12	31,742				31,754
Share issued for exercise of stock options and vest of restricted share units (in shares) | shares	14,425,931
Repurchase of ordinary shares	¥ (18)	(968,391)				(968,409)
Repurchase of ordinary shares (in shares) | shares	(28,099,564)
Ending balance at Dec. 31, 2021	¥ 633	¥ 15,714,015		¥ (11,816,229)	¥ (109,790)	¥ 3,788,629	$ 594,519
Ending balance (in shares) at Dec. 31, 2021 | shares	927,776,552